Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

(a) Authorized	–	unlimited number of voting common shares
	–	unlimited number of preferred shares, issuable in series, limited to an amount equal to one half of the issued and outstanding common shares

(b) Issued

Common shares	Number	Amount
Balance, December 31, 2020	13,459,593	$2,285,738
Share repurchase	(155,168)	(4,294)
Balance, December 31, 2021	13,304,425	$2,281,444
Share repurchase	(130,395)	(10,010)
Settlement of Executive PSUs	263,900	14,083
Share options exercised	120,595	14,016
Balance, December 31, 2022	13,558,525	$2,299,533